LEASES (Details Narrative)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
Operating lease expense	$ 219,596	$ 1,721,636	$ 1,761,640
Minimum [Member]
Operating lease term	1 year	1 year
Maximum [Member]
Operating lease term	3 years	3 years